7. FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
7. FAIR VALUE MEASUREMENTS

The following table presents the Company’s asset and liability that is measured and recognized at fair value on a recurring basis classified under the appropriate level of the fair value hierarchy as of September 30, 2013:

Fair Value Measurements at September 30, 2013
	Total carrying value at September 30, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Asset:	$ 2,957,376	$ 2,957,376	$ -	$ -
Marketable securities, available-for-sale
$ 22,248,040
Liability:
Derivative liability related to warrants		$ -	$ -	$ 22,248,040

The following table sets forth a summary of changes in the estimated fair value of the Company’s Level 3 liability for the nine months ended September 30, 2013:

Fair Value Measurements of Common Stock Warrants Using Significant Unobservable Inputs (Level 3)
Balance at January 1, 2013	$ -
Issuance of common stock warrants:
February 14, 2013	4,505,605
August 14, 2013	328,561
August 15, 2013	9,201,487
Total value upon issuance	14,035,653
Change in fair value of common stock warrant liability	8,198,672
Balance at September 30, 2013	$ 22,234,325

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  At each reporting period, the Company performs a detailed analysis of the assets and liabilities that are subject to ASC Topic 820.  At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments which trade infrequently and therefore have little or no price transparency are classified as Level 3.